Property & Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property Plant And Equipment [Abstract]
Summary of Property and Equipment
Property and equipment, net consisted of the following (in thousands):

	September 30, 2021	December 31, 2020

Leasehold improvements	$12,181	$5,477
Kitchen equipment and other equipment	2,346	1,548
Computers and office equipment	553	208
Furniture & fixtures	1,099	792
Vehicles	33	27

	16,212	8,052

Less: Accumulated depreciation	(1,090)	(48)

Property and equipment – net	$15,122	$8,004

Property and equipment consisted of the following (in thousands):

	Successor 2020	Predecessor 2019
Leasehold improvements	$5,477	$5,724
Machinery & equipment	1,360	2,821
Computer equipment	208	560
Furniture & fixtures	792	1,278
Vehicles	215	50

	8,052	10,433

Less: Accumulated depreciation and amortization	(48)	(4,132)

Property and equipment – net	$8,004	$6,301